UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                              ----------------------------------

Check here if Amendment  [  ]; Amendment Number:
  This Amendment (Check only one.):            [  ]   is a restatement.
                                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
               -----------------------------------------------------------------
Address:       301 Carlson Parkway, Suite 120
               -----------------------------------------------------------------
               Minnetonka, Minnesota 55305

               -----------------------------------------------------------------


Form 13F File Number:  28- 2786
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
               -----------------------------------------------------------------
Title:         Vice Chairman
               -----------------------------------------------------------------
Phone:         (952) 541-0677
               -----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt       Minneapolis, Minnesota           April 3, 2006
----------------------    ----------------------------     ---------------------
[Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                              -----------------

Form 13F Information Table Entry Total:       69
                                              -----------------

Form 13F Information Table Value Total:       $ 134,541
                                              -----------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                   VOTING AUTHORITY
                                                                                                   -----------------
                                  TITLE OF              VALUE    SHARES/    SH/   PUT/   INVSTMT     OTHER
NAME OF ISSUER                     CLASS      CUSIP    (X$1000)  PRN AMT    PRN   CALL   DSCRETN   MANAGERS    SOLE   SHARED  NONE
------------------------------    --------  ---------  --------  --------   ---   ----   -------   --------   ------  ------  ----
ADOBE SYS INC                     COM       00724F101    2272      65000SH               Sole                  65000
AKAMAI TECHNOLOGIES COM           COM       00971T101     237       7200SH               Sole                   7200
AMER INTL GROUP INC CMN           COM       026874107     938      14200SH               Sole                  14200
AMGEN INC. CMN                    COM       031162100    6467      88900SH               Sole                  88900
AMYLIN PHARMACEUTICALS COM        COM       032346108     220       4500SH               Sole                   4500
AQUANTIVE INC COM                 COM       03839G105     377      16000SH               Sole                  16000
ARCHER DANIELS MIDLAND COM        COM       039483102    3029      90000SH               Sole                  90000
ARRIS GROUP INC COM               COM       04269Q100     853      62000SH               Sole                  62000
ATS MED INC COM                   COM       002083103      25      10000SH               Sole                  10000
BIOCRYST PHARMACEUTICA COM        COM       09058V103     603      33400SH               Sole                  33400
BIOGEN IDEC INC                   COM       09062X103    1413      30000SH               Sole                  30000
CHECKFREE CORP NEW COM            COM       162813109    4394      87000SH               Sole                  87000
CHEESECAKE FACTORY                COM       163072101     270       7200SH               Sole                   7200
CISCO SYS INC                     COM       17275R102     325      15000SH               Sole                  15000
COMTECH TELECOMMUNICAT COM NEW    COM       205826209     400      13700SH               Sole                  13700
COSTCO WHSL CORP NEW COM          COM       22160k105     899      16600SH               Sole                  16600
DIOMED HOLDINGS INC COM NEW       COM       25454R207    2100     833200SH               Sole                 833200
ENTREMED INC COM                  COM       29382F103     349     133700SH               Sole                 133700
ENTRUST TECHNOLOGIES COM          COM       293848107      45      10000SH               Sole                  10000
EXELIXIS                          COM       30161Q104     644      53600SH               Sole                  53600
EXPRESS SCRIPTS INC COM           COM       302182100     650       7400SH               Sole                   7400
FAMOUS DAVES AMER INC             COM       307068106     222      17000SH               Sole                  17000
FEDEX CORP COM                    COM       31428X106    1739      15400SH               Sole                  15400
GLOBAL PMTS INC COM               COM       37940X102     233       4400SH               Sole                   4400
HEALTHEXTRAS INC COM              COM       422211102    1112      31500SH               Sole                  31500
HEWLETT PACKARD CO COM            COM       428236103    1645      50000SH               Sole                  50000
IMMERSION CORPORATION CMN         COM       452521107    3796    1589385SH               Sole                 589385
INTEGRATED DEVICE TECH COM        COM       458118106     233      15700SH               Sole                  15700
INTRALASE CORP COM                COM       461169104     415      17900SH               Sole                  17900
MEDICIS PHARMACEUTICAL CL A NE    COM       584690309     463      14200SH               Sole                  14200
MEDTRONIC                         COM       585055106     340       6700SH               Sole                   6700
MICROSOFT CORP                    COM       594918104    6530     240000SH               Sole                 240000
MYOGEN, INC. CMN                  COM       62856e104    3565      98500SH               Sole                  98500
NEUSTAR INC. CMN CLASS A          COM       64126x201     508      16400SH               Sole                  16400
PALM INC                          COM       696643105    4611     199100SH               Sole                 199100
PANERA BREAD CO CL A              COM       69840w108     226       3000SH               Sole                   3000
SANDISK CORP COM                  COM       80004C101    3877      67400SH               Sole                  67400
SCHERING PLOUGH CORP PFD CONV     COM       806605606    1874      36900SH               Sole                  36900
SCHERING-PLOUGH CORP CMN          COM       806605101    8813     464100SH               Sole                 464100
SEARS HLDGS CORP COM              COM       812350106     250       1900SH               Sole                   1900
SENOMYX INC COM                   COM       81724Q107     477      29000SH               Sole                  29000
SEPRACOR INC CMN                  COM       817315104    7609     155900SH               Sole                 155900
SIRIUS SATELLITE RADIO COM        COM       82966U103     183      36000SH               Sole                  36000
SPRINT NEXTEL CORP                COM       852061100    7116     275400SH               Sole                 275400
ST JUDE MED INC COM               COM       790849103    6929     169000SH               Sole                 169000
STARBUCKS CORP                    COM       855244109     248       6600SH               Sole                   6600
STRYKER CORP CMN                  COM       863667101    1224      27600SH               Sole                  27600
SUN MICROSYSTEMS INC COM          COM       866810104      51      10000SH               Sole                  10000
TARGET CORP                       COM       87612e106     286       5500SH               Sole                   5500
TRANSOCEAN INC. CMN               COM       g90078109     450       5600SH               Sole                   5600
VERIFONE HLDGS INC COM            COM       92342Y109     354      11700SH               Sole                  11700
WORLDSPACE INC CL A               COM       981579105     130      17200SH               Sole                  17200
WYETH CMN                         COM       983024100     674      13900SH               Sole                  13900
XM SATELLITE RADIO HLDGS INC C    COM       983759101    6670     299507SH               Sole                 299507
YAHOO                             COM       984332106     223       6900SH               Sole                   6900
YUM BRANDS INC COM                COM       988498101     733      15000SH               Sole                  15000
ANGIOTECH PHARMACEUTLS            ADR       034918102     219      14800SH               Sole                  14800
ASTRAZENECA ADR                   ADR       046353108    4270      85000SH               Sole                  85000
CENTRAL EUROPEAN MEDIA CL A NE    ADR       G20045202    2196      32000SH               Sole                  32000
CHINA MED TECHNOLOGIES SPONSOR    ADR       169483104    3571     118200SH               Sole                 118200
ELAN PLC ADR                      ADR       284131208    2637     182600SH               Sole                 182600
GARMIN LTD ORD                    ADR       G37260109    1636      20600SH               Sole                  20600
GLOBALSANTAFE CORP SHS            ADR       g3930e101    2485      40900SH               Sole                  40900
NABORS INDUSTRIES, LTD. CMN       ADR       g6359f103    2512      35100SH               Sole                  35100
NOBLE CORPORATION SHS             ADR       G65422100     373       4600SH               Sole                   4600
RESEARCH IN MOTION                ADR       760975102     509       6000SH               Sole                   6000
SCHLUMBERGER LTD CMN              ADR       806857108    2114      16700SH               Sole                  16700
SINA CORP ORD                     ADR       G81477104     271       9700SH               Sole                   9700
WILLIS GROUP HOLDINGS LTD CMN     ADR       g96655108    1429      41700SH               Sole                  41700
REPORT SUMMARY                         69DATA RECORDS 134,541            0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED